Nature of Operations and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Nature of Operations and Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and notes included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  All adjustments (all of which are of a normal recurring nature) that are necessary for a fair presentation are reflected in the condensed consolidated financial statements.  The condensed consolidated financial statements do not include all of the information or disclosures required for a complete presentation in accordance with GAAP.  Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements, including the notes thereto, included in the Company’s Annual Report on Form 10-K for the fiscal year ended February 28, 2013 filed with the Securities and Exchange Commission (“SEC”). The results for interim periods are not necessarily indicative of the results for a full fiscal year.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and entities where the Company has a controlling equity interest. Intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements and notes included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiary companies, and their wholly owned subsidiary companies, and entities where the Company has a controlling equity interest. During fiscal year 2011, we consolidated various legal entities in order to simplify our legal structure. This consolidation did not affect our financial position, results of operations, or cash flows. The companies in the consolidated group as of February 28, 2013 and February 29, 2012 include New Enterprise Stone & Lime Co., Inc.; Gateway Trade Center Inc.; EII Transport Inc.; Protection Services Inc.; Work Area Protection Corp.; SCI Products Inc.; ASTI Transportation Systems, Inc.; Precision Solar Controls Inc.; Rock Solid Insurance Company; Kettle Creek Partners GP, LLC; and Kettle Creek Partners L.P.

The consolidated financial statements also include the accounts of South Woodbury, L.P., which is 99% owned by certain life insurance trusts, which insure the lives of the principal stockholders of the Company. The remainder is owned by the Company through a 1% general partnership interest owned by a wholly-owned entity of the Company, NESL II, LLC.

South Woodbury, L.P. owns an office building in Roaring Spring, PA and an office building that is being used as the Company’s corporate headquarters in New Enterprise, PA. The Company entered into the lease agreements on February 28, 2003. The original lease terms for both leases end on May 31, 2023 and the Company has one five-year option to extend each lease. The annual base rents for the Roaring Spring, PA and New Enterprise, PA office buildings are $0.4 million and $2.0 million respectively, which may be reset to a fair market rate, as defined in the agreements.

Intercompany balances and transactions have been eliminated in consolidation.

Investments in entities in which the Company has an ownership interest of 50% or less are accounted for by the equity method. Investments in affiliated companies consist of a 16.2% membership interest in Means To Go, LLC as of February 28, 2013

Reclassifications	Reclassifications Certain items previously reported in prior period financial statement captions have been conformed to agree with current presentation.	Reclassifications Certain items previously reported in prior period financial statement captions have been conformed to agree with the current presentation.
Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period.  Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves.  Actual results could differ from those estimates.

Use of Estimates

The preparation of the consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves. Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

We use a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances.  Accordingly, we classify net aggregate bank overdraft positions as other obligations within the current maturities of long-term debt as of May 31, 2013, based on the short-term nature of these positions.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

In May 2012, the Company started using a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances. Accordingly, the Company classifies net aggregate cash overdraft positions as other obligations within the current maturities of long-term debt as of February 28, 2013, based on the short-term nature of these positions.

Trade Accounts Receivable

Trade Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts.  The Company’s total accounts receivable consisted of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Costs and estimated earnings in excess of billings	$12,588	$4,265
Trade	96,153	48,392
Retainages	3,407	3,129
	112,148	55,786
Allowance for doubtful accounts	(4,584)	(3,515)
Accounts receivable, net	$107,564	$52,271

Costs and estimated earnings in excess of billings relate to revenue recognized and not yet billed due to contract terms.  State and local agencies often require several approvals to process billings or payments and this may cause a lag in payment times.

Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable, including service charges. The Company determines the allowance based on historical write-off experience, specific identification based on a review of individual past due balances and their composition, and the nature of the customer. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Inventories

Inventories are stated at the lower of cost or market.  Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories.

The Company’s total inventory consists of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Crushed stone, agricultural lime, and sand	$74,945	$76,927
Safety equipment	16,499	16,057
Parts, tires, and supplies	11,373	11,331
Raw materials	10,856	9,247
Concrete blocks	3,654	4,210
Building materials	4,214	3,921
Other	3,271	3,451
	$124,812	$125,144

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories. The Company also maintains an allowance for obsolete inventories, which is based on recent sales activity and usage of related items.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are carried at cost.  Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item.  Provision for depreciation is generally computed over estimated service lives by the straight-line method.

The Company’s property, plant and equipment consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Limestone and sand acreage	$144,076	$144,076
Land, buildings and building improvements	100,669	100,074
Crushing, prestressing, and manufacturing plants	327,449	326,066
Contracting equipment, vehicles and other	302,515	300,450
Construction in progress	9,501	5,680
Property, plant and equipment	884,210	876,346
Less: Accumulated depreciation and depletion	(514,121)	(504,478)
Property, plant and equipment, net	$370,089	$371,868

Depreciation expense was $11.1 and $10.8 million for three months ended May 31, 2013 and May 31, 2012 respectively.

Property, Plant and Equipment

Property, plant and equipment are carried at cost. Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item. Provision for depreciation is generally computed over estimated service lives using the straight-line method.

The average depreciable lives by fixed asset category are as follows:

Land improvements	20 years
Buildings and improvements	8 - 40 years
Crushing, prestressing, and manufacturing plants	5 - 33 years
Contracting equipment	3 - 12.5 years
Trucks and autos	3 - 8 years
Office equipment	5 - 10 years

Depletion of limestone deposits is calculated over proven and probable reserves by the units of production method on a quarry-by-quarry basis.

Repairs and maintenance are charged to operations as incurred. Renewals or betterments, which materially add to the useful lives of property and equipment, are capitalized.

The Company capitalizes interest cost during the period assets are being constructed. Interest capitalized on construction in progress amounted to $0.1 million, $0.3 million and $0.1 million during fiscal years 2013, 2012 and 2011, respectively. We capitalized $0.3 million of interest cost related to our new enterprise resource planning system (“ERP”) during fiscal year 2012; no amounts were capitalized during fiscal years 2013 or 2011.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill

The Company tests goodwill for impairment on an annual basis or more frequently if events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  There were no changes to the carrying value of goodwill during the three months ended May 31, 2013.  Management continues to monitor the impact of market and economic events to determine if it is more likely than not that the carrying value of these reporting units has been impaired.  The timing of a sustained recovery in the construction industry may have a significant effect on the fair value of our reporting units. A decrease in the estimated fair value of one or more of the Company’s reporting units as a result of changes in future earnings, interest rates, market trends and/or cash flows could result in the recognition of goodwill impairment.

In the fourth quarter of fiscal year 2013 we completed our annual goodwill impairment testing.  The estimated fair value of each of the reporting units was in excess of its carrying value, even after conducting various sensitivity analyses on key assumptions, such that no adjustment to the carrying values of goodwill was required.

Other Intangible Assets

Other intangible assets consist of technology, customer relationships and trademarks acquired in previous acquisitions. The technology is being amortized over a straight-line basis of 15 years. The customer relationships are being amortized on a straight-line basis over 20 years.  Beginning fiscal year 2014, our trademarks, which were previously considered indefinite lived, are being amortized over 30 and 50 years.

Amortization of intangible assets for each of the three months ended May 31, 2013 and May 31, 2012 was $0.2 million.

Other Assets

Other Assets

The Company’s long term other assets consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Deferred financing fees (less current portion of $3,522 and $3,658, respectively)	$12,953	$14,523
Capitalized software (net of accumulated amortization of $1,314 and $1,080, respectively)	8,947	9,211
Cash surrender value of life insurance (net of loans of $3,204 and $0, respectively)	1,249	4,338
Deferred stripping costs	3,873	3,868
Other	2,437	2,512
Total other assets	$29,459	$34,452

On May 29, 2013, we entered into the third amendment to our asset-based revolving loan facility, which we refer to as  the ABL Facility, and as a result of the reduction in the maximum borrowings of the ABL Facility, the Company recognized $0.7 million of unamortized deferred financing fees as interest expense during the three months ended May 31, 2013.

Other Noncurrent Assets

Other noncurrent assets consist primarily of deferred financing fees, capitalized software, the cash surrender value of Company owned life insurance policies and deferred stripping costs. Deferred financing costs are amortized to interest expense over the terms of the associated credit agreements using the effective interest method of amortization. Capitalized software costs consist primarily of internal and external costs associated with the implementation of our ERP system. The amortizable lives of our capitalized software are 3 - 10 years. Deferred stripping costs consist of costs incurred during the development stage of a mine (pre-production stripping) and are expensed over the productive life of the mine using the units-of-production method.

New Accounting Standards

New Accounting Standards

Recently Adopted Accounting Standards

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220).  This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component.  In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period.  For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts.  This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.  This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired.  If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required.  However, if it is concluded otherwise, the quantitative test is not necessary.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

New Accounting Standards

Recently Issued Accounting Standards

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required. However, if it is concluded otherwise, the quantitative test is not necessary. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220). This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

Recently Adopted Accounting Standards

In May, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this update result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards (“IFRSs”) and change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, it is not intended for the amendments to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update also eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which amends the goodwill impairment testing guidance in ASC 350-20, Goodwill. Under the amended standard, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.